Commitments and Contingencies - Supervision services commitments (Table) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 2,600
2026	2,067
2027	1,500
Total	$ 6,167